Lease - Maturity analysis of the annual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Years ending December 31:
2025	$ 4,576,442
2026	3,958,840
2027	1,896,985
2028	325,244
Total undiscounted operating lease payments	10,757,511
Less: imputed interest	(701,260)
Present value of operating lease liabilities	$ 10,056,251	$ 8,911,017